Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205035_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,003
C000205035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,005
C000205035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,286
C000205035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,767
C000205035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,796
C000205035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,327
C000205035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,134
C000205035_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000205035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,089
C000205035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,789
C000205035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,500
C000205035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,735
C000205035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,197
C000205035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,843
C000205035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,596
C000205035_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000205035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,268
C000205035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,478
C000205035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,032
C000205035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,191
C000205035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,201
C000205035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,531
C000205035_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,028
C000071918_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000071918_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071918_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,963
C000071918_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,044
C000071918_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,083
C000071918_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,076
C000071918_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,016
C000071918_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,500
C000071918_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,860
C000071918_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,705
C000071918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,282
C000071918_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,646
C000071918_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071918_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071918_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,142
C000071918_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,428
C000071918_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,646
C000071918_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,195
C000071918_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000071918_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,618
C000071918_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,812
C000071918_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,281
C000071918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,411
C000071918_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000071918_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Index
C000071918_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071918_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000071918_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000071918_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000071918_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000071918_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000071918_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000071918_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000071918_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000071918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000071918_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000080864_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series International Value Fund
C000080864_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080864_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,551
C000080864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,493
C000080864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,561
C000080864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,140
C000080864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,742
C000080864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,121
C000080864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,805
C000080864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,047
C000080864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,586
C000080864_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,407
C000080864_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Value Index
C000080864_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080864_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,690
C000080864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,967
C000080864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,074
C000080864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,716
C000080864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,580
C000080864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,285
C000080864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,143
C000080864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,198
C000080864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,252
C000080864_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,136
C000080864_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000080864_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080864_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000080864_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000080864_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000080864_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000080864_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000080864_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000080864_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000080864_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000080864_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000080864_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000080866_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series International Small Cap Fund
C000080866_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080866_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,002
C000080866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,589
C000080866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,121
C000080866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,668
C000080866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,980
C000080866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,763
C000080866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,156
C000080866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,086
C000080866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,197
C000080866_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,676
C000080866_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Small Cap Index
C000080866_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080866_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,312
C000080866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,169
C000080866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,158
C000080866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,252
C000080866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,090
C000080866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,798
C000080866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,431
C000080866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,260
C000080866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,336
C000080866_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,385
C000080866_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000080866_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080866_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000080866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000080866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000080866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000080866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000080866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000080866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000080866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000080866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000080866_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000069437_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Emerging Markets Opportunities Fund
C000069437_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,102
C000069437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,326
C000069437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,203
C000069437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,660
C000069437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,664
C000069437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,736
C000069437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,763
C000069437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,602
C000069437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000069437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,100
C000069437_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
C000069437_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000069437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000069437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000069437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000069437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000069437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000069437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000069437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000069437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000069437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000211072_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI International SMA Completion Fund
C000211072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,470
C000211072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,415
C000211072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,646
C000211072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,313
C000211072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,994
C000211072_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,517
C000211072_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000211072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,437
C000211072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,739
C000211072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,094
C000211072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,103
C000211072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,583
C000211072_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,276
C000212505_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Overseas Fund
C000212505_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212505_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,200
C000212505_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,660
C000212505_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,805
C000212505_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000212505_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,046
C000212505_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,208
C000212505_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000212505_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212505_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,320
C000212505_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,630
C000212505_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,947
C000212505_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,989
C000212505_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,453
C000212505_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,115
C000234208_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000234208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,160
C000234208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,780
C000234208_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,694
C000234208_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234208_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234208_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234208_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,050
C000242615_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
C000242615_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242615_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,340
C000242615_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,713
C000242615_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA ESG Focus Index
C000242615_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242615_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,188
C000242615_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,372
C000242615_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
C000242615_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242615_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,244
C000242615_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,474
C000234202_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000234202_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234202_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,520
C000234202_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,300
C000234202_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,104
C000234202_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234202_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234202_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234202_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234202_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234202_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234202_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234202_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234202_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234202_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000234201_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000234201_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000234201_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,311
C000234201_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,110
C000234201_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,900
C000234201_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234201_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234201_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234201_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234201_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234201_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234201_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234201_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234201_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234201_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000234211_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable International Equity Fund
C000234211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,210
C000234211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,912
C000234211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,968
C000234211_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234211_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,050
C000234203_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000234203_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234203_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,570
C000234203_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,431
C000234203_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,351
C000234203_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234203_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234203_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234203_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234203_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234203_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234203_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234203_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234203_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234203_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000234206_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000234206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000234206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,173
C000234206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,972
C000234206_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,755
C000234206_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234206_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234206_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234206_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000235237_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity®  SAI Sustainable International Equity Fund
C000235237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,060
C000235237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,875
C000235237_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,133
C000235237_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000235237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,296
C000235237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,511
C000235237_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,615
C000235237_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000235237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,407
C000235237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,638
C000235237_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,879
C000071916_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000071916_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071916_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,846
C000071916_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,754
C000071916_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,668
C000071916_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,521
C000071916_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,380
C000071916_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,333
C000071916_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,205
C000071916_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,013
C000071916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,319
C000071916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,337
C000071916_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071916_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071916_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,142
C000071916_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,428
C000071916_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,646
C000071916_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,195
C000071916_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000071916_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,618
C000071916_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,812
C000071916_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,281
C000071916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,411
C000071916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000071916_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Index
C000071916_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071916_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000071916_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000071916_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000071916_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000071916_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000071916_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000071916_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000071916_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000071916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000071916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000242614_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Emerging Markets Fund
C000242614_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242614_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,620
C000242614_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,878
C000242614_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ESG Focus Index
C000242614_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242614_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,561
C000242614_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,815
C000242614_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000242614_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242614_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,509
C000242614_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,917
C000234204_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000234204_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234204_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,570
C000234204_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,452
C000234204_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,392
C000234204_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234204_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234204_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234204_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234204_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234204_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234204_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234204_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234204_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234204_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000234212_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000234212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000234212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,786
C000234212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,426
C000234212_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,335
C000234212_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234212_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234212_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234212_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,050
C000203452_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Emerging Markets Fund
C000203452_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203452_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,870
C000203452_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,520
C000203452_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,916
C000203452_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,788
C000203452_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,482
C000203452_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,532
C000203452_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,632
C000203452_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
C000203452_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203452_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,960
C000203452_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,026
C000203452_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,855
C000203452_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,697
C000203452_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,759
C000203452_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,709
C000203452_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,168
C000191329_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Canada Fund
C000191329_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000191329_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,660
C000191329_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,100
C000191329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,273
C000191329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,346
C000191329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,974
C000191329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,784
C000191329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,011
C000191329_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,122
C000191329_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Canada Index
C000191329_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000191329_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,602
C000191329_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,012
C000191329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,195
C000191329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,553
C000191329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,773
C000191329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,617
C000191329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,495
C000191329_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,759
C000071914_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000071914_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000071914_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,301
C000071914_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,210
C000071914_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,204
C000071914_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,151
C000071914_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,131
C000071914_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,073
C000071914_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,045
C000071914_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,016
C000071914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,323
C000071914_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,341
C000071914_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071914_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071914_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,142
C000071914_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,428
C000071914_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,646
C000071914_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,195
C000071914_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000071914_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,618
C000071914_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,812
C000071914_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,281
C000071914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,411
C000071914_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000071914_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Index
C000071914_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071914_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000071914_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000071914_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000071914_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000071914_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000071914_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000071914_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000071914_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000071914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000071914_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000234205_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Emerging Markets Equity Fund
C000234205_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234205_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,570
C000234205_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,431
C000234205_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,351
C000234205_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000234205_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234205_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,534
C000234205_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,249
C000234205_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,315
C000234205_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000234205_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234205_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,946
C000234205_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,699
C000234205_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,649
C000234210_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000234210_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234210_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,220
C000234210_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,932
C000234210_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,008
C000234210_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234210_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234210_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234210_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234210_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234210_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234210_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234210_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234210_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234210_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,050
C000080862_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series International Growth Fund
C000080862_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080862_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,690
C000080862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,056
C000080862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,475
C000080862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,066
C000080862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,387
C000080862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,481
C000080862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,889
C000080862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,572
C000080862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,923
C000080862_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,693
C000080862_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Growth Index
C000080862_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080862_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,693
C000080862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,003
C000080862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,299
C000080862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,201
C000080862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,906
C000080862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,102
C000080862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,765
C000080862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,163
C000080862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,485
C000080862_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,438
C000080862_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000080862_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000080862_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000080862_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000080862_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000080862_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000080862_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000080862_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000080862_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000080862_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000080862_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000080862_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000235236_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Emerging Markets Equity Fund
C000235236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,600
C000235236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,644
C000235236_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,815
C000235236_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets (EM) ESG Leaders Index
C000235236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,416
C000235236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,227
C000235236_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,572
C000235236_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000235236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,742
C000235236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,581
C000235236_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,754
C000238445_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Select International Small Cap Fund
C000238445_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238445_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,803
C000238445_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,809
C000238445_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,667
C000238445_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
C000238445_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238445_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,593
C000238445_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,051
C000238445_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,286
C000238445_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000238445_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238445_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,332
C000238445_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,967
C000238445_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,232
C000215141_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Infrastructure Fund
C000215141_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215141_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,479
C000215141_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,780
C000215141_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,509
C000215141_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000215141_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,725
C000215141_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,102
C000215141_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P® Global Infrastructure Index
C000215141_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215141_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,403
C000215141_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,830
C000215141_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,324
C000215141_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000215141_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,577
C000215141_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,018
C000215141_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000215141_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215141_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,388
C000215141_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000215141_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,489
C000215141_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,742
C000215141_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,976
C000215141_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,885
C000234209_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000234209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,210
C000234209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,912
C000234209_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,968
C000234209_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234209_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234209_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234209_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,050
C000071917_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000071917_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000071917_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,526
C000071917_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,430
C000071917_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,393
C000071917_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,306
C000071917_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,234
C000071917_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,185
C000071917_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,125
C000071917_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,033
C000071917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,287
C000071917_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,239
C000071917_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071917_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071917_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,142
C000071917_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,428
C000071917_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,646
C000071917_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,195
C000071917_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000071917_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,618
C000071917_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,812
C000071917_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,281
C000071917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,411
C000071917_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000071917_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Index
C000071917_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071917_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000071917_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000071917_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000071917_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000071917_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000071917_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000071917_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000071917_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000071917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000071917_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000071913_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Global Commodity Stock Fund
C000071913_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071913_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,962
C000071913_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,007
C000071913_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,037
C000071913_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,006
C000071913_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,944
C000071913_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,388
C000071913_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,723
C000071913_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,572
C000071913_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,127
C000071913_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,479
C000071913_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
C000071913_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071913_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,142
C000071913_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,428
C000071913_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,646
C000071913_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,195
C000071913_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000071913_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,618
C000071913_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,812
C000071913_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,281
C000071913_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,411
C000071913_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000071913_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) Index
C000071913_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071913_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000071913_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000071913_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000071913_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000071913_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000071913_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000071913_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000071913_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000071913_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000071913_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000234207_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000234207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000234207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,938
C000234207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,568
C000234207_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,491
C000234207_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE ESG Leaders
C000234207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,669
C000234207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,792
C000234207_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,737
C000234207_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000234207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,820
C000234207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000234207_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,050